Financing Receivables - Summary of Troubled Debt Restructurings (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) loan	Dec. 31, 2016 USD ($) loan	Dec. 31, 2015 USD ($) loan
Receivables [Abstract]
Financing receivable, modifications, number of contracts (loan) | loan	446	676	1,044,000
Financing receivable, modifications, pre-modification recorded investment	$ 2,319	$ 3,665	$ 5,251
Financing receivable, modifications, post-modification recorded investment	$ 2,109	$ 3,165	$ 4,796
Financing receivable, modifications, subsequent default, number of contracts (loan) | loan	200	360	705
Financing receivable, modifications, subsequent default, recorded investment	$ 890	$ 1,352	$ 2,864